DISCONTINUED OPERATIONS - Financial results of food supply chain entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying amounts of assets disposed
Current assets of discontinued operations	$ 0	$ 0	$ 4,617,566
Non-current assets of discontinued operations	0	0	406,021
Carrying amounts of liabilities disposed
Current liabilities of discontinued operations	0	0	19,392,101
Non-current liabilities of discontinued operations	0	0	6,892,316
Income statement disclosures
Loss from discontinuing operations attributable to owners of the Company	0	(1,708,270)	(121,431,038)
Discontinued Operations, Disposed of by Sale [Member]
Carrying amounts of assets disposed
Amounts due from related parties			2,378,709
Carrying amounts of liabilities disposed
Amounts due to related parties			5,134,709
Amount due to related parties			6,892,316
Discontinued Operations, Disposed of by Sale [Member] | Food Supply Chain Entities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss recognized on disposal	$ 4,521,053
Carrying amounts of assets disposed
Cash and cash equivalents			355,482
Accounts receivable, net of allowance of $295,472 as of December 31, 2018			176,120
Inventories			585,760
Prepaid expenses and other current assets, net			1,121,495
Amounts due from related parties			2,378,709
Current assets of discontinued operations			4,617,566
Property and equipment, net			406,021
Non-current assets of discontinued operations			406,021
Total assets of discontinued operations			5,023,587
Carrying amounts of liabilities disposed
Short-term bank borrowings			7,272,198
Accounts and notes payable			542,732
Accrued expenses and other current liabilities			6,019,646
Advance from customers			422,816
Amounts due to related parties			5,134,709
Current liabilities of discontinued operations			19,392,101
Amount due to related parties			6,892,316
Non-current liabilities of discontinued operations			6,892,316
Total liabilities of discontinued operations			26,284,417
Net of allowance of account receivable			295,472
Income statement disclosures
Net revenues		732,551	36,455,296
Cost of revenues		(685,858)	(35,579,218)
Gross profit		46,693	876,078
Operating expenses		(1,268,897)	(123,465,792)
Loss from operations		(1,222,204)	(122,589,714)
Interest expense, net		(413,199)	(906,539)
Other income/(expenses), net		108,556	(33,191)
Loss before income tax		(1,526,847)	(123,529,444)
Provision for income tax		(181,423)	2,098,406
Loss from discontinuing operations attributable to owners of the Company		$ (1,708,270)	$ (121,431,038)